Income tax benefits / (expenses) - Summary of tax losses carried forward (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	€ 1,294,500	€ 1,204,225
Expiry within 5 years
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	73,705	59,018
Expiry over 5 years
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	162,540	168,994
No expiration
Tax losses carried forward
Unused tax losses for which no deferred tax asset recognised	€ 1,058,255	€ 976,213